Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table reports (i) the “total compensation” of our chief executive officer, or our Principal Executive Officer, or PEO, and our other named executive officers, or Other NEOs, as set forth above under “Executive Compensation—Summary Compensation Table” or the SCT Amounts, (ii) the “compensation actually paid”, or CAP Amounts, to our PEO and Other NEOs as calculated pursuant to the SEC’s pay-versus performance rules, (iii) certain financial and other performance measures and (iv) the relationship of the CAP Amounts to those financial performance measurers.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance. The CAP Amounts included in the table below reflect a new measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the SCT Amounts have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the applicable executive. For discussion of how our compensation committee seeks to align pay with performance when making compensation decisions, please see the “Compensation Discussion and Analysis” section of this proxy statement beginning on page 24.

					Value of Initial Fixed $100 Based On
Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Other NEOs (1) (d)	Average Compensation Actually Paid to Other NEOs (2) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (3) (g)	Net Loss (000's) (h)	Company Selected Measure Product Revenue, Net (000's) (i)
2022	9,203,556	20,442,702	2,832,119	6,487,858	168.88	113.65	(652,172)	65,092
2021	9,122,039	2,560,598	2,745,212	629,714	154.41	126.45	(746,354)	15,147
2020	9,275,425	17,100,276	3,081,598	6,179,355	186.81	126.42	(344,874)	—
(1)
Our PEO and Other NEOs for each of these fiscal years are shown below.

Fiscal Year	PEO	Other NEOs
2022	Cedric Francois, M.D., Ph.D.	'Timothy Sullivan, Pascal Deschatelets, Ph.D., David Watson, Adam Townsend
2021	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Federico Grossi, M.D., Ph.D., Adam Townsend
2020	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Nur Nicholson, Adam Townsend

(2)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year that they were granted.

	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Total Compensation from Summary Compensation Table	$9,203,556	$2,832,119	$9,122,039	$2,745,212	$9,275,425	$3,081,598
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,004,942)	$(2,136,764)	$(8,152,500)	$(2,140,032)	$(8,226,969)	$(2,483,345)
Year-end fair value of unvested awards granted in the current year	$11,854,186	$3,706,967	$5,711,805	$1,713,542	$9,544,944	$3,352,512
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,373,459	$2,059,670	$(1,748,069)	$(679,261)	$5,283,111	$1,905,999
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$16,443	$25,866	$(2,372,677)	$(1,009,747)	$1,223,765	$322,591
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$11,239,146	$3,655,739	$(6,561,441)	$(2,115,498)	$7,824,851	$3,097,757
Compensation Actually Paid (as calculated)	$20,442,702	$6,487,858	$2,560,598	$629,714	$17,100,276	$6,179,355

(3)
Reflects cumulative TSR of the NASDAQ Biotechnology Index.

Company Selected Measure Name	Company Selected
Named Executive Officers, Footnote [Text Block]
(1)
Our PEO and Other NEOs for each of these fiscal years are shown below.

Fiscal Year	PEO	Other NEOs
2022	Cedric Francois, M.D., Ph.D.	'Timothy Sullivan, Pascal Deschatelets, Ph.D., David Watson, Adam Townsend
2021	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Federico Grossi, M.D., Ph.D., Adam Townsend
2020	Cedric Francois, M.D., Ph.D.	Timothy Sullivan, Pascal Deschatelets, Ph.D., Nur Nicholson, Adam Townsend

Peer Group Issuers, Footnote [Text Block]	(3) Reflects cumulative TSR of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 9,203,556	$ 9,122,039	$ 9,275,425
PEO Actually Paid Compensation Amount	$ 20,442,702	2,560,598	17,100,276
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year that they were granted.

	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Total Compensation from Summary Compensation Table	$9,203,556	$2,832,119	$9,122,039	$2,745,212	$9,275,425	$3,081,598
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,004,942)	$(2,136,764)	$(8,152,500)	$(2,140,032)	$(8,226,969)	$(2,483,345)
Year-end fair value of unvested awards granted in the current year	$11,854,186	$3,706,967	$5,711,805	$1,713,542	$9,544,944	$3,352,512
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,373,459	$2,059,670	$(1,748,069)	$(679,261)	$5,283,111	$1,905,999
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$16,443	$25,866	$(2,372,677)	$(1,009,747)	$1,223,765	$322,591
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$11,239,146	$3,655,739	$(6,561,441)	$(2,115,498)	$7,824,851	$3,097,757
Compensation Actually Paid (as calculated)	$20,442,702	$6,487,858	$2,560,598	$629,714	$17,100,276	$6,179,355

Non-PEO NEO Average Total Compensation Amount	$ 2,832,119	2,745,212	3,081,598
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,487,858	629,714	6,179,355
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year that they were granted.

	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Total Compensation from Summary Compensation Table	$9,203,556	$2,832,119	$9,122,039	$2,745,212	$9,275,425	$3,081,598
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,004,942)	$(2,136,764)	$(8,152,500)	$(2,140,032)	$(8,226,969)	$(2,483,345)
Year-end fair value of unvested awards granted in the current year	$11,854,186	$3,706,967	$5,711,805	$1,713,542	$9,544,944	$3,352,512
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,373,459	$2,059,670	$(1,748,069)	$(679,261)	$5,283,111	$1,905,999
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$16,443	$25,866	$(2,372,677)	$(1,009,747)	$1,223,765	$322,591
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$11,239,146	$3,655,739	$(6,561,441)	$(2,115,498)	$7,824,851	$3,097,757
Compensation Actually Paid (as calculated)	$20,442,702	$6,487,858	$2,560,598	$629,714	$17,100,276	$6,179,355

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graph below illustrates the relationship between the CAP Amounts for our PEO and Other NEOs as compared to the TSR of our common stock for the indicated fiscal years.
Compensation Actually Paid vs. Net Income [Text Block]	The graph below presents the relationship between the CAP Amounts for our PEO and Other NEOs and our net loss for the indicated fiscal years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below presents the relationship between the CAP Amounts for our PEO and Other NEOs and our Product Revenue for the indicated fiscal years:
Total Shareholder Return Vs Peer Group [Text Block]	The graph below presents the relationship between our cumulative TSR and that of our peer group (NASDAQ Biotechnology Index) for the indicated fiscal years:
Tabular List [Table Text Block]

The following table identifies four financial and non-financial performance measures that, in our assessment, represent the most important performance measures we used to link the CAP Amounts for our NEOs for 2022 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Product Revenue, Net as the most important of our financial performance measures used to link CAP Amounts for our executives for 2022 to Company performance.

•
Product Revenue, Net
•
Advancement of Pipeline Candidates
•
Regulatory Approvals
•
Operational Effectiveness Objectives

Total Shareholder Return Amount	$ 168.88	154.41	186.81
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (652,172,000)	$ (746,354,000)	$ (344,874,000)
Company Selected Measure Amount	65,092,000	15,147,000
PEO Name	Cedric Francois, M.D., Ph.D.	Cedric Francois, M.D., Ph.D.	Cedric Francois, M.D., Ph.D.
Non Peo Name	'Timothy Sullivan, Pascal Deschatelets, Ph.D., David Watson, Adam Townsend	Timothy Sullivan, Pascal Deschatelets, Ph.D., Federico Grossi, M.D., Ph.D., Adam Townsend	Timothy Sullivan, Pascal Deschatelets, Ph.D., Nur Nicholson, Adam Townsend
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Product Revenue, Net
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Advancement of Pipeline Candidates
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Regulatory Approvals
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operational Effectiveness Objectives
PEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,004,942)	$ (8,152,500)	$ (8,226,969)
PEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,854,186	5,711,805	9,544,944
PEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,373,459	(1,748,069)	5,283,111
PEO [Member] | Difference in Fair Values Betweenprior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,443	(2,372,677)	1,223,765
PEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,239,146	(6,561,441)	7,824,851
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,136,764)	(2,140,032)	(2,483,345)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,706,967	1,713,542	3,352,512
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,059,670	(679,261)	1,905,999
Non-PEO NEO [Member] | Difference in Fair Values Betweenprior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,866	(1,009,747)	322,591
Non-PEO NEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,655,739	$ (2,115,498)	$ 3,097,757